Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income - Summary of Finance Income and Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Finance Income
Interest income	€ 2.2	€ 0.0	€ 0.0
Other financial income	0.8	0.1	0.2
Total	3.0	0.2	0.2
Finance cost
Interest expense for financial liabilities carried at amortized cost	(8.3)	(8.3)	(6.8)
Other financial expenses	(1.1)	(0.1)	(0.3)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.3)	(0.3)
Total	(9.7)	(8.7)	(7.4)
Net finance costs	€ (6.7)	€ (8.5)	€ (7.2)